Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	145,989,598.76	14,891
Yield Supplement Overcollateralization Amount 06/30/22	3,278,828.46	0
Receivables Balance 06/30/22	149,268,427.22	14,891
Principal Payments	8,620,824.05	546
Defaulted Receivables	105,934.14	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	2,971,033.67	0
Pool Balance at 07/31/22	137,570,635.36	14,339

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.60%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,242,349.06	160
Past Due 61-90 days	535,567.29	33
Past Due 91-120 days	22,974.71	2
Past Due 121+ days	0.00	0
Total	2,800,891.06	195

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	60,616.92
Aggregate Net Losses/(Gains) - July 2022	45,317.22
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	-0.53%
Second Prior Net Losses/(Gains) Ratio	-0.16%
Third Prior Net Losses/(Gains) Ratio	-0.62%
Four Month Average	-0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.32%
Weighted Average Contract Rate, Yield Adjusted	6.58%
Weighted Average Remaining Term	24.07

Flow of Funds	$ Amount
Collections	9,197,486.82
Investment Earnings on Cash Accounts	3,824.65
Servicing Fee	(124,390.36)
Transfer to Collection Account	0.00
Available Funds	9,076,921.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	267,286.50
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,199,724.39
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	244,412.96

Total Distributions of Available Funds	9,076,921.11

Servicing Fee	124,390.36
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	140,770,359.75
Principal Paid	8,418,963.40
Note Balance @ 08/15/22	132,351,396.35

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2a
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2b
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	17,540,359.75
Principal Paid	8,418,963.40
Note Balance @ 08/15/22	9,121,396.35
Note Factor @ 08/15/22	2.5986884%

Class A-4
Note Balance @ 07/15/22	76,260,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	76,260,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	31,320,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	31,320,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	15,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	15,650,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	413,544.75
Total Principal Paid	8,418,963.40
Total Paid	8,832,508.15

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	48,674.50
Principal Paid	8,418,963.40
Total Paid to A-3 Holders	8,467,637.90

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3971695
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.0855943
Total Distribution Amount	8.4827638

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1386738
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	23.9856507
Total A-3 Distribution Amount	24.1243245

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	380.06
Noteholders' Principal Distributable Amount	619.94

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,609,619.51
Investment Earnings	3,399.06
Investment Earnings Paid	(3,399.06)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$522,494.00	$466,428.86	$407,853.63
Number of Extensions	41	37	31
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.29%	0.24%